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             [PFL Life Insurance Company letterhead appears here]

March 15, 1999


VIA EDGAR
__________________________________
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  PFL Variable Annuity Fund II
     File No. 811-02411, CIK 0000078011
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Variable Annuity Fund II, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the underlying management investment company Lexington Growth & Income Fund, Inc. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 1, 1999, Lexington Growth & Income Fund, Inc. filed its annual report with the Commission via EDGAR
(CIK: 59146). To the extent necessary, that filing is incorporated herein by reference.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division




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